Fixed Assets - Property, plant and equipment (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 168,264,000
Partial Offset of increase in property, plant and equipment	3,800,000
Ending balance	177,615,000
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	20,533,000
Company-owned GMP IV facility
Disclosure of detailed information about property, plant and equipment [line items]
Additions	15,794
Equipment physically located at the CMO facilities
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,925
Acquisition costs
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 22,083,000
Acquisition costs | Technical equipment and machines
Disclosure of detailed information about property, plant and equipment [line items]
Additions		€ 2,885,000